Basis of Presentation	12 Months Ended
Aug. 31, 2020
Basis of Presentation [Abstract]
Basis of Presentation
2	Basis of Presentation

These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB). The company has consistently applied the same accounting policies through all periods presented, except as described below.

IFRS Pronouncements Adopted in Fiscal 2020

Leases

IFRS 16, Leases, was issued in January 2016. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e., the customer (lessee) and the supplier (lessor). IFRS 16 supersedes IAS 17, Leases, and related interpretations. Under IFRS 16, lessees recognize a lease right-of-use (ROU) asset and a lease liability measured at the present value of lease payments for virtually all their leases. Short-term leases with a term of 12 months or less are not required to be recognized. This new standard is effective for annual periods beginning on or after January 1, 2019.

The company adopted this new standard on September 1, 2019, using the modified retrospective method, which did not require adjustments to comparative periods. The company applied IFRS 16 at the adoption date and recognized lease ROU assets and lease liabilities in the year of adoption. The new standard provides several optional practical expedients in transition. Upon implementation of the new standard, the company elected the practical expedients to combine lease and non-lease components and to not recognize lease ROU assets and lease liabilities for short-term leases and low-value assets. Also, contracts that were not identified as leases under previous standards were not reassessed for whether there is a lease therein. The company identified appropriate changes to its accounting policies, information technology systems, business processes, and related internal controls to support recognition and disclosure requirements under IFRS 16.

The adoption of IFRS 16 on September 1, 2019 resulted in the recognition of lease ROU assets of $11,321,000, lease liabilities of $10,843,000, and the elimination of prepaid rent of $478,000 in the consolidated balance sheet as of that date. In addition, lease payments, previously reported in cash flows from operating activities, are now reported in cash flows from financing activities in the consolidated statements of cash flows. However, the adoption of this standard had no significant impact on net loss.

Upon the adoption of IFRS 16, the lease expense, previously recorded under the cost of sales, selling and administrative expenses and net research and development expenses line items, is recorded as depreciation expenses for the lease ROU assets and as interest expenses on the lease liabilities in the consolidated statements of earnings.

Finally, the adoption of IFRS 16 had no significant impact on liquidity and debt covenant compliance under existing debt agreements.

Uncertainty over Income Tax Treatments

IFRIC 23, Uncertainty over Income Tax Treatments, was issued in June 2017. IFRIC 23 provides guidance on how to value uncertain income tax positions based on the probability of whether the relevant tax authorities will accept the company’s tax treatments. A company is to assume that a taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so. IFRIC 23 is effective for annual periods beginning on or after January 1, 2019. The company adopted this interpretation on September 1, 2019, and its adoption had no significant impact on its consolidated financial statements.

Basis of measurement

These consolidated financial statements have been prepared under the historical cost convention, except for the revaluation of derivative financial instruments and short-term investments.

Consolidation

These consolidated financial statements include the accounts of the company and its domestic and foreign subsidiaries. Intercompany accounts and transactions have been eliminated.

Revenue recognition

The company exercises judgment and uses estimates in connection with determining the amounts of product and service revenues to be recognized in each accounting period.

The company accounts for revenue once a legally enforceable contract with a customer has been approved by the parties and the related promises to transfer products or services have been identified. A contract is defined by the company as an arrangement with commercial substance identifying payment terms, and each party’s rights and obligations regarding the products or services to be transferred and for which collection is probable. The company’s contracts usually take the form of purchase orders.

Customer contracts may include promises to transfer multiple products and services. Determining whether the products and services are considered distinct performance obligations that should be accounted for separately or as one single performance obligation may require significant judgment. The company assesses whether each promised good or service is distinct for the purpose of identifying the various performance obligations in each contract. Promised goods and services are considered distinct provided that (i) the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer; and (ii) the company’s promise to transfer the good or service to the customer is separately identifiable or distinct from other promises in the contract. The company derives revenues from goods and services. Sales of goods, which represent the majority of the sales of the company, consist of standalone hardware products, hardware products with embedded software that are essential to providing customers the intended functionality of the solutions, standalone software licenses, as well as hardware products bundled with a software license. Sales of services mainly consist of professional services, consulting, stand-ready software-as-a-service (SaaS), maintenance contracts, extended warranties, installation, integration, and training. The company’s performance obligations consist of a variety of products and services.

Revenue is recognized when control of the products or services are transferred to the customers in an amount that reflects the consideration the company expects to be entitled to in exchange for products and services. Revenue is recognized at the point in time control is transferred to the customer. For hardware sales, transfer of control to the customer typically occurs at the point the product is shipped or delivered to the customer’s designated location. For “right of use” software license sales, transfer of control to the customer typically occurs upon shipment, electronic delivery, or when the software is available for download by the customer. For instances where the software license is sold along with essential services, such as integration or installation, transfer of control occurs, and revenue is typically recognized upon customer acceptance. In certain instances, acceptance is deemed to have occurred if all acceptance provisions lapse, or if the company has evidence that all acceptance provisions will be, or have been, satisfied. Revenue from software and hardware support is recognized ratably over the support period. Support services generally include rights to unspecified upgrades (when and if available), telephone and internet-based support, updates, bug fixes and hardware repair and replacement. SaaS services are recognized ratably over the contract term.

If the contract contains a single performance obligation, the entire transaction price is attributed to that performance obligation. Some of the company’s contracts include multiple distinct performance obligations with a combination of products and services, maintenance and support, professional services and/or training. The company allocates the transaction price among the performance obligations in an amount that depicts the relative standalone selling prices (SSP) of each obligation. Judgment is required to determine the SSP for each distinct performance obligation. The company assesses SSP based on historical pricing for products and services, whether sold alone or as part of a multiple element transaction. The company reviews sales of the product and services elements on a regular basis and updates, when appropriate, its SSP for such elements to ensure that it reflects recent pricing experience.

Payments for products and services are typically due up front with payment terms of 30 to 90 days. However, the company has contracts pursuant to which payments are due over a certain period generally not exceeding one year based on agreed-upon payment terms either prior to or following the transfer of control for the contracted performance obligations. Payments on multi-year maintenance and consulting services are typically due in annual, quarterly or monthly installments over the contract term. The company did not have any material variable consideration such as obligations for returns, refunds or warranties as at August 31, 2019 and 2020.

Presentation currency

The functional currency of the company is the Canadian dollar. The company has adopted the US dollar as its presentation currency as it is the most commonly used reporting currency in its industry. The consolidated financial statements are translated into the presentation currency as follows: assets and liabilities are translated at the exchange rate in effect on the date of the consolidated balance sheet; revenues and expenses are translated at the monthly average exchange rate. The foreign currency translation adjustment arising from such translation is included in accumulated other comprehensive loss in shareholders’ equity.

Foreign currency translation

(a)	Foreign currency transactions

Transactions denominated in currencies other than the functional currency are translated into the relevant functional currency as follows: monetary assets and liabilities are translated at the exchange rate in effect on the date of the consolidated balance sheet, and revenues and expenses are translated at the exchange rate in effect on the date of the transaction. Non-monetary assets and liabilities measured at historical cost and denominated in a foreign currency are translated using the exchange rate at the date of the transaction, whereas non-monetary items that are measured at fair value and denominated in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Foreign exchange gains and losses arising from such translation are included in the consolidated statements of earnings.

(b)	Foreign operations

Each foreign operation determines its own functional currency, and items included in the financial statements of each foreign operation are measured using that functional currency. The financial statements of each foreign operation that has a functional currency different from that of the company are translated into Canadian dollars as follows: assets and liabilities are translated at the exchange rate in effect on the date of the consolidated balance sheet; revenues and expenses are translated at the monthly average exchange rate. The foreign currency translation adjustment arising from such translation is included in accumulated other comprehensive income in shareholders’ equity.

Financial instruments

The classification of financial instruments depends on the intended purpose when the financial instruments were acquired or issued, as well as on their characteristics and designation by the company.

Financial assets at amortized cost

Financial assets are measured at amortized cost if they are held within a business model whose objective is to hold assets to collect contractual cash flows, and their contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Otherwise, they are classified at fair value through profit or loss through other comprehensive income.

Financial liabilities at amortized cost

Financial liabilities are measured at amortized cost.

Financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income are initially recognized at fair value plus transaction costs and are subsequently measured at fair value. After their initial recognition, any changes in their fair value are reflected in the consolidated statements of comprehensive loss.

Derivative financial instruments and hedging activities

Forward exchange contracts are utilized by the company to manage its foreign currency exposure. Forward exchange contracts are entered into by the company to hedge anticipated US-dollar-denominated sales and the related accounts receivable as well as Indian-rupee-denominated operating expenses and the related accounts payable. The company’s policy is not to utilize those derivative financial instruments for trading or speculative purposes.

The company’s forward exchange contracts, which are designated as cash flow hedging instruments, qualify for hedge accounting.

Forward exchange contracts are classified as financial instruments at fair value through other comprehensive income. They are initially recorded at fair value and subsequently measured at fair value. The fair value of forward exchange contracts is determined using observable prices and forward exchange rates at the consolidated balance sheet date, with the resulting value discounted back to present value. After initial recognition, the effective portion of changes in their fair value is reflected in other comprehensive income. Any ineffective portion is recognized immediately in the consolidated statements of earnings. Upon recognition of related hedged sales and operating expenses, accumulated changes in fair value of forward exchange contracts are respectively reclassified in sales and net research and development expenses in the consolidated statements of earnings.

At the inception of a hedge relationship, the company formally designates and documents the hedge relationship to which the company wishes to apply hedge accounting, the risk management objectives, the hedging instrument, the hedged item and the method used to test effectiveness. The company assesses effectiveness of the hedge relationship at inception and on an ongoing basis using the dollar-offset method.

Fair value hierarchy

The company classifies its derivative and non-derivative financial assets and financial liabilities measured at fair value using the fair value hierarchy as follows:

Level 1:	Quoted prices (unadjusted) in an active market for identical assets or liabilities;

Level 2:	Inputs other than quoted prices included within Level 1 that are observable for the asset and liability, either directly or indirectly; and

Level 3:	Unobservable inputs for the asset or liability.

The company’s short-term investments and forward exchange contracts are measured at fair value at each consolidated balance sheet date. The company’s short-term investments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices in active markets. The company’s forward exchange contracts are classified within Level 2 of the fair value hierarchy because they are valued using observable prices and forward foreign exchange rates at the consolidated balance sheet dates.

Short-term investments

All investments with original terms to maturity of three months or less and that are not required for the purposes of meeting short-term cash requirements are classified as short-term investments. Short-term investments can be held to maturity or sold and are classified as financial assets at fair value through other comprehensive income; therefore, they are carried at fair value in the consolidated balance sheets, and any changes in their fair value are reflected in other comprehensive income. Upon the disposal or maturity of these assets, accumulated changes in their fair value are reclassified from other comprehensive income to the consolidated statements of earnings.

Inventories

Inventories are valued on an average cost basis, at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs necessary to make the sale.

The cost of work in progress and finished goods includes material, labor and an allocation of manufacturing overhead.

Property, plant and equipment and depreciation

Property, plant and equipment are recorded at cost, net of accumulated depreciation and accumulated impairment losses. Such cost is reduced by related research and development tax credits.

Depreciation is provided on a straight-line basis over the estimated useful lives of the asset as follows:

Term
Land improvements	15 years
Buildings	20 to 60 years
Equipment	3 to 15 years
Leasehold improvements	The lesser of useful life and remaining lease term

The assets’ residual values and useful lives are reviewed at each financial year-end and are adjusted prospectively, if appropriate.

Intangible assets, goodwill and amortization

Intangible assets

Intangible assets with finite useful lives primarily include the cost of core technology, customer relationships and software. The cost of intangible assets acquired in a business combination is the fair value of the assets at the date of acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is provided on a straight-line basis over the estimated useful lives of two to eight years for core technologies, three months to five years for customer relationships, one year for brand name, and two and eight years for software. None of the company’s intangible assets were developed internally.

The amortization method and the useful lives of intangible assets are reviewed at each financial year-end and are adjusted prospectively, if appropriate.

Goodwill

Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value of net identifiable assets acquired and is allocated to each cash-generating unit (CGU) or group of CGUs that are expected to benefit from the related business combination. A group of CGUs represents the lowest level within the company at which the goodwill is monitored for internal management purposes, which is not higher than an operating segment. Goodwill is not amortized but must be tested for impairment on an annual basis or more frequently if events or circumstances indicate that it might be impaired.

Research and development

All costs related to research are expensed as incurred, net of related tax credits and grants. Development costs are expensed as incurred, net of related tax credits and grants, unless they meet the recognition criteria of IAS 38, Intangible Assets, in which case they are capitalized, net of related tax credits and grants and amortized on a straight-line basis over the estimated benefit period. Research and development expenses mainly comprise salaries and related expenses, material costs as well as fees paid to third-party consultants. As at August 31, 2019 and 2020, the company had not capitalized any development costs.

The company elected to account for non-refundable research and development tax credits under IAS 20, Accounting for Governmental Grants and Disclosures of Governmental Assistance, and, as such, these tax credits are presented against gross research and development expenses in the consolidated statements of earnings. Non-refundable research and development tax credits are included in earnings or deducted from the related assets, provided there is reasonable assurance that the company has complied and will comply with the conditions related to the tax credits and that the tax credits will be received.

Impairment of non-financial assets

The company assesses at each reporting date whether there is an indication that the carrying value of property, plant and equipment and finite-life intangible assets may not be recoverable. Non-financial assets that are not amortized (such as goodwill) are subject to an annual impairment test. If any indication exists, or when annual impairment testing is required, the company estimates the asset or asset group’s recoverable amount. For the purpose of measuring recoverable amounts, assets are grouped at the lowest levels for which there are separately identifiable cash flows (CGUs). The recoverable amount is the higher of an asset or CGU’s fair value less costs of disposal and its value in use. Where the carrying value of an asset or CGU exceeds its recoverable amount, the asset or the CGU is considered impaired and is written down to its recoverable amount. The company performs its annual goodwill impairment test in the fourth quarter of each fiscal year.

For property, plant and equipment and finite-life intangible assets, the reversal of impairment is limited so that the carrying value of the asset does not exceed its recoverable amount, nor exceed the carrying value that would have been determined, net of depreciation or amortization, had no impairment loss been recognized for the asset in prior periods. Impairment losses on goodwill are not reversed.

Government grants

Grants related to operating expenses are included in earnings when the related expenses are incurred. Grants related to capital expenditures are deducted from the related assets. Grants are included in the consolidated statements of earnings or deducted from the related assets, provided there is reasonable assurance that the company has complied and will comply with all the conditions related to the grants and that the grants will be received.

Leases

The company determines if an arrangement is a lease or contains a lease at inception. Operating lease liabilities are recognized based on the present value of the remaining lease payments, discounted using the discount rate for the lease at the commencement date, and are subsequently adjusted for interest and lease payments. When the rate implicit in the lease is not readily determinable, the company uses an incremental borrowing rate based on information available at the commencement date to determine the present value of future lease payments. The lease term is the non-cancelable period of the lease and includes options to extend or terminate the lease when it is reasonably certain that an option will be exercised. Lease ROU assets are recognized at commencement based on the amount of the initial measurement of the lease liabilities. Lease ROU assets also include any lease payments made prior to lease commencement and exclude lease incentives. Lease ROU assets are depreciated on a straight-line basis over the lease term.

The company’s lease terms may include options to extend or terminate the lease where it is reasonably certain that the company will exercise those options. The company considers several economic factors when making this determination including, but not limited to, the significance of leasehold improvements incurred in the office space, the difficulty in replacing the asset, underlying contractual obligations, and specific characteristics unique to a lease.

Warranty

The company offers its customers basic warranties of one to three years, depending on the specific products and terms of the purchase agreement. The company’s typical warranties require it to repair or replace defective products during the warranty period at no cost to the customer. Costs related to basic warranties are accrued at the time of shipment, based upon estimates of expected rework and warranty costs to be incurred. Costs associated with separately priced extended warranties are expensed as incurred.

Income taxes

Income taxes comprise current and deferred income taxes.

Current income taxes

Current income tax assets and liabilities for the current and prior years are measured at the amount expected to be recovered or paid to the taxation authorities. Income tax rates used to calculate the amount are those that are enacted or substantively enacted at the consolidated balance sheet dates in the tax jurisdictions where the company generates taxable income/loss.

Deferred income taxes

The company provides for deferred income taxes using the liability method. Under this method, deferred income tax assets and liabilities are determined based on deductible or taxable temporary differences between the consolidated financial statement values and tax values of assets and liabilities as well as the carry-forward of unused tax losses and deductions, using enacted or substantively enacted income tax rates at the consolidated balance sheet dates, that are expected to be in effect for the years in which the assets are expected to be recovered or the liabilities to be settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable income will be available against which the deductible temporary differences as well as unused tax losses and deductions can be utilized.

Deferred tax liabilities are recognized for all taxable temporary differences and for taxable temporary differences arising on investments in subsidiaries, except where the reversal of these temporary differences can be controlled, and it is probable that the differences will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are presented as non-current in the consolidated balance sheets.

Earnings per share

Basic earnings per share are calculated by dividing net earnings attributable to common equity holders of the company by the weighted average number of common shares outstanding during the year.

Diluted earnings per share are calculated by dividing net earnings attributable to common equity holders of the company by the weighted average number of common shares outstanding during the year, plus the effect of dilutive potential common shares outstanding during the year. This method requires that diluted earnings per share be calculated (using the treasury stock method) as if all dilutive potential common shares had been exercised at the latest at the beginning of the year or on the date of issuance, as the case may be, and that the funds obtained thereby (plus an amount equivalent to the unamortized portion of related stock-based compensation costs) be used to purchase common shares of the company at the average market price of the common shares during the year.

Stock-based compensation

Equity-settled awards

The company’s stock options, restricted share units and deferred share units are equity-settled awards. The company accounts for stock-based compensation costs on equity-settled awards using the Black-Scholes option valuation model. The fair value of equity-settled awards is measured at the date of grant. Stock-based compensation costs are amortized to expense over the vesting periods together with a corresponding change in contributed surplus in shareholders’ equity. For equity-settled awards with graded vesting, each tranche is considered a separate grant with a different vesting date and fair value, and each tranche is accounted for separately.

Cash-settled awards

The company’s stock appreciation rights are cash-settled awards. The company accounts for stock-based compensation costs on cash-settled awards using the Black-Scholes option valuation model. The fair value of the cash-settled awards is remeasured at the end of each reporting period, with any changes in the fair value recognized in the consolidated statements of earnings.

Operating segments

Operating segments are defined as components of an entity engaged in business activities from which it may earn revenues and incur expenses, and whose operating results are regularly reviewed by the Chief Operating Decision maker (CODM) to make decisions about resources to be allocated to segments and assess their performance and for which discrete information is available. The function of the CODM is performed by the Chief Executive Officer who reviews consolidated results for the purposes of allocating resources and evaluating performance. Accordingly, the company determines that it has one operating segment as of, and for the years ended August 31, 2018, 2019 and 2020. Entity-wide disclosures are presented in note 24.

Critical judgments, estimates and assumptions

Coronavirus pandemic

In December 2019, a novel strain of coronavirus was identified in China and resulted in preventive measures imposed by the Chinese public health authorities including an extended shutdown of businesses, restrictions on various forms of public transportation and lockdown periods for individuals—all of which affected the company’s factory and supply chain during a certain period. In March 2020, this coronavirus epidemic was declared a pandemic by the World Health Organization, and most countries have been imposing ongoing constraints and preventive measures that have affected and are still affecting the global economy. Significant fluctuations in the stock market have occurred for various reasons linked to the coronavirus pandemic. Although constraints and preventive measures are progressively being relaxed in many countries, the breadth and duration of this pandemic are unknown and raise uncertainties that may impact the measurement of assets and liabilities in future periods.

This pandemic had a negative impact on the company’s sales and operating results in fiscal 2020, and the company believes it might continue to negatively impact its sales and operating results to a certain extent over an undetermined period, depending on the evolution of the pandemic and its treatment, if any. In addition, over the last months, the company’s stock price significantly fluctuated as a result of the pandemic. As a result of these impacts, during the third quarter of fiscal 2020, the company concluded that they represented a triggering event and performed goodwill impairment testing for all CGUs. The company also performed its annual goodwill impairment test as at August 31, 2020 (note 10). As at May 31 and August 31, 2020, the recoverable amount for all CGUs exceeded their carrying value.

The preparation of financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses as well as the disclosures of contingent assets and liabilities at the date of the financial statements. On an ongoing basis, the company evaluates these estimates and assumptions, including those related to the fair value of assets and liabilities acquired in business combinations, the fair value of financial instruments, the allowance for doubtful accounts receivable, the amount of tax credits recoverable, the provision for excess and obsolete inventories, the estimated useful lives of capital assets, the valuation of long-lived assets, the impairment of goodwill, the recoverable amount of deferred income tax assets, the amount of certain accrued liabilities, provisions and deferred revenue as well as stock-based compensation costs. The company bases its estimates and assumptions on historical experience and on other factors that it believes to be reasonable under the circumstances. Actual results could differ from those judgments, estimates and assumptions.

Critical judgments in applying accounting policies

(a)	Determination of functional currency

The company operates in multiple countries and generates revenue and incurs expenses in several currencies, namely the Canadian dollar, the US dollar, the euro, the British pound, the Indian rupee and the CNY (Chinese currency). The determination of the functional currency of the company and its subsidiaries may require significant judgment. In determining the functional currency of the company and its subsidiaries, management takes into account primary, secondary and tertiary indicators. When indicators are mixed, and the functional currency is not obvious, management uses its judgment to determine the functional currency.

(b)	Determination of cash-generating units and allocation of goodwill

For the purpose of impairment testing, goodwill must be allocated to each CGU or group of CGUs that is expected to benefit from the synergies of the business combination. Initial allocation and possible reallocation of goodwill to a CGU or a group of CGUs requires judgment.

Critical estimates and assumptions

(a)	Inventories

The company states its inventories at the lower of cost, determined on an average cost basis, and net realizable value, and provides reserves for excess and obsolete inventories. The company determines its reserves for excess and obsolete inventories based on the quantities on hand at the reporting dates compared to foreseeable needs, taking into account changes in demand, technology or market.

(b)	Income taxes

The company is subject to income tax laws and regulations in several jurisdictions. Under these laws and regulations, uncertainties exist with respect to the interpretation of complex tax laws and regulations and the amount and timing of future taxable income. The company maintains provisions for uncertain tax positions that it believes appropriately reflect its risk based on its interpretation of laws and regulations. In addition, management has made reasonable estimates and assumptions to determine the amount of deferred tax assets that can be recognized in the consolidated financial statements, based upon the likely timing and level of anticipated future taxable income together with tax-planning strategies. The ultimate realization of the company’s deferred income tax assets is dependent upon the generation of sufficient future taxable income during the periods in which those assets are expected to be realized.

(c)	Tax credits recoverable

Tax credits are recorded if there is reasonable assurance that the company has complied and will comply with all the conditions related to the tax credits and that the tax credits will be received. The ultimate recovery of the company’s non-refundable tax credits is dependent upon the generation of sufficient future taxable income during the tax credits carry-forward periods. Management has made reasonable estimates and assumptions to determine the amount of non-refundable tax credits that can be recognized in the consolidated financial statements, based upon the likely timing and level of anticipated future taxable income together with tax-planning strategies (note 22).

(d)	Impairment of non-financial assets

Impairment exists when the carrying value of an asset or group of assets (CGU) exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation for the company’s CGUs might be based on several different approaches that relies on unobservable inputs, such as market, cost or income approaches. The company applies judgment in making adjustments to the unobservable inputs for factors such as size, risk profile or profitability. Also, the income approach involves significant judgment with respect to estimating cash flows (based on market participant assumptions) and the appropriate discount rate. The company also considers the company’s value derived from its market capitalization, adjusting for a control premium considered appropriate based on other comparable companies with significant controlling interests.

(e)	Purchase price allocation in business combinations

The fair value of the total consideration transferred in business combinations (purchase price) must be allocated based on estimated fair value of acquired net assets at the date of acquisition. Allocating the purchase price requires management to make estimates and judgments to determine assets acquired and liabilities assumed, useful lives of certain long-lived assets and the respective fair value of assets acquired, and liabilities assumed; this may require the use of unobservable inputs, including management’s expectations of future revenue growth, operating costs and profit margins as well as discount rates.

(f)	Identification of performance obligations

Customer contracts may include promises to transfer multiple products and services to a customer. Determining whether the products and services are considered distinct performance obligations that should be accounted for separately or as one single performance obligation may require significant judgment. The company assesses whether each promised good or service is distinct for the purpose of identifying the various performance obligations in each contract. Promised goods and services are considered distinct provided that (i) the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer; and (ii) the company’s promise to transfer the good or service to the customer is separately identifiable or distinct from other promises in the contract.